Property, plant and equipment - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about property, plant and equipment [Abstract]
Impairment loss	¥ 20,845	$ 3,293	¥ 3,297	¥ 2,873
Property, plant and equipment pledged to secure bank facilities	82,710		84,360		$ 13,068
Carrying value of property, plant and equipment held under finance leases	96		144		$ 15
Additions of property, plant and equipment under finance leases	¥ 0	$ 0	¥ 86